Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended	120 Months Ended
	Dec. 31, 2017	Dec. 27, 2017	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value			$ 9,775.17			$ 10,019.57		$ 10,211.31		$ 10,245.94		$ 10,908.61		$ 11,468.44		$ 11,404.56		$ 10,640.13		$ 11,342.71	$ 11,895.06	$ 12,655.45
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value			10,000.00			10,173.42		10,291.26		10,263.12		10,841.35		11,318.21		11,169.86		10,341.27		10,939.85	11,384.30	12,018.65
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value			10,000.00			10,224.38		10,391.14		10,405.10		11,032.59		11,568.92		11,454.80		10,660.21		11,326.33	11,838.44	12,553.68
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value			10,000.00			10,275.55		10,498.22		10,562.25		11,274.92		11,887.36		11,839.16		11,073.66		11,832.47	12,438.18	13,264.82
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name				Class R2
Accumulated Value	$ 10,002.50	$ 10,000.00			$ 10,025.32		$ 10,659.32		$ 11,202.10		$ 11,111.54		$ 10,352.25		$ 11,015.92		$ 11,532.33		$ 12,248.20
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name				Class R4
Accumulated Value	10,002.79	10,000.00			10,061.91		10,715.27		11,279.10		11,225.73		10,484.84		11,184.84		11,738.36		12,498.01
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value			10,000.00			10,284.75		10,520.87		10,596.96		11,313.15		11,948.78		11,911.20		11,152.00		11,926.62	12,548.31	13,394.00
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,000	10,000		10,001.140067538467	10,264.724213147916	10,872.911545805433	10,628.285031671092	11,689.088483509979	10,629.496727946509	11,508.86692045321	11,556.040303296764	10,011.532616283499	12,423.4964163168	10,565.049331257109	12,231.951802214739	10,697.136881403681	10,640.542224973276	11,478.129566018084	11,228.835566626653	11,369.221979835944	12,199.283265809127
Bloomberg 1-5 Year US Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-5 Year US Credit Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000		$ 10,111.164892769999	$ 10,258.02915957727	$ 10,776.250741015472	$ 10,496.477787813315	$ 11,335.229590344146	$ 10,613.161770587803	$ 11,272.63135570991	$ 11,311.267653897556	$ 10,645.561290282007	$ 11,897.998561481143	$ 11,277.63486359464	$ 11,832.292463541682	$ 11,810.236524547037	$ 11,174.08976222502	$ 12,605.95743758784	$ 11,837.544384479	$ 12,396.588534872932	$ 13,231.81522377606